CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 3,044	$ (6,900)	$ 1,026
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,245	1,876	1,740
Impairment of goodwill	979
Loss (gain) on sale of property and equipment	(47)	(4)	5
Increase (decrease) in accrued interest and exchange differences on short-term and other long-term liabilities	(520)	2,996	(57)
Stock based compensation	158	144	258
Decrease in trade receivables, net	555	153	1,487
Decrease (increase) in unbilled accounts receivable	(227)	(1,593)	1,395
Decrease (increase) in other accounts receivable and prepaid expenses	(1,333)	119	221
Decrease (increase) in inventories	(3,981)	(2,079)	1,200
Increase in deferred income taxes	(968)	(467)	(1,722)
Decrease in long-term trade receivables		329	319
Increase in trade payables	1,071	787	857
Increase (decrease) in other accounts payable and accrued expenses and deferred revenues	3,114	1,521	(1,010)
Increase in customer advances	3,214	1,207	3,351
Accrued severance pay, net	22	(41)	(137)
Net cash provided by (used in) operating activities	7,326	(1,952)	8,933
Cash flows from investing activities:
Investment in short-term deposits			(27,868)
Proceeds from sale of short-term bank deposits	12,873	4,103
Release of long-term bank deposits		(15)	13
Proceeds from sale of property and equipment	57	35	93
Purchase of property and equipment	(2,128)	(934)	(797)
Investment in technology, know-how and patents	(296)	(13)	(31)
Payments for acquisition of ESC BAZ, net of cash acquired (1)	(385)
Payments for acquisition of Aimetis, net of cash acquired (2)			(12,113)
Net cash provided by (used in) investing activities	10,121	3,176	(40,703)
Cash flows from financing activities:
Proceeds from issuance of shares, net of issuance costs of $ 201			23,617
Proceeds from issuance of shares upon exercise of options to employees	77	327	1,389
Proceeds from issuance of shares upon exercise of warrants		254
Purchase of shares from non-controlling interests, net		(77)
Net cash provided by financing activities	77	504	25,006
Effect of exchange rate changes on cash and cash equivalents	(1,029)	2,076	160
Increase (decrease) in cash, cash equivalents and restricted cash	16,495	3,804	(6,604)
Cash, cash equivalents and restricted cash at the beginning of the year	25,305	21,501	28,105
Cash, cash equivalents and restricted cash at the end of the year	41,800	25,305	21,501
Cash paid during the year for:
Interest	20	148	27
Income taxes	$ 2,926	$ 1,855	$ 1,677